Supplement to

THE CALVERT FUND
Calvert Short Duration Income Fund

Statement of Additional Information dated January 31, 2009, as revised July 1, 2009

Date of Supplement: August 5, 2009

Under “Portfolio Manager Disclosure-- Other Accounts Managed by Portfolio Managers of the Funds – Calvert Short Duration Income Fund” on page 34, below the information provided for Gregory Habeeb, add the following information:

Calvert:
Matthew Duch

Accounts Managed other thanCalvert Short Duration Income Fund as of July 31, 2009	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	1
Total Assets in Other Accounts Managed	$5,475,596,068	$0	$6,566,420
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure-- Compensation of Portfolio Managers of the Funds” on page 35, delete the heading listing the portfolio managers and replace it with the following:

Gregory Habeeb, Michael Abramo and Matthew Duch

Under “Portfolio Manager Disclosure-- Compensation of Portfolio Managers of the Funds” on page 35, delete the first heading in the compensation chart and replace it with the following:

  Compensation with Respect to Management of Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Government Fund and Other Accounts as of September 30, 2008 (Calvert Income Fund only for Michael Abramo; Calvert Short Duration Income Fund only for Matthew Duch; as of December 31, 2008 for Calvert Government Fund)

In the chart under “Portfolio Manager Disclosure-- Securities Ownership of Portfolio Managers of the Funds – Calvert Short Duration Income Fund” on page 36, below the information provided for Gregory Habeeb, add the following information:

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
Calvert Short Duration Income Fund	Calvert	Matthew Duch	None (as of July 31, 2009)